Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Restricted cash	$ 1,347,246	$ 1,304,518
Allowance for doubtful accounts	2,197,396	3,066,937
Advances to suppliers	$ 60,794
Residual value percentage	5.00%
Received government grants	$ 355,925	1,190,882	$ 410,532
Shipping and handling costs	1,232,430	1,341,712	804,264
Advertising costs	167,459	237,563	$ 104,933
Cash and cash equivalents	$ 13,195,999	$ 15,350,197